OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUMMARY OF OTHER LIABILITIES

A summary of the Company’s other liabilities is as follows:

	December 31, 2025	December 31, 2024
	$	$
Post employment benefits (note 12(a))	12,608	12,784
Lease liability	867	650
Bolivia uncertain tax position financing arrangement (note 18(c))	-	5,974
Other taxes payable (note 12(b))	5,106	6,976
Long-term portion of current income taxes payable	713	1,503
Participation payable to COMIBOL for interest in joint operation (note 12(c))	8,873	8,977
Other liabilities	1,250	1,714
Balance, end of the year	29,417	38,578
Less: current portion	(8,876)	(16,070)
Non-current portion	20,541	22,508